Segment information - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Cost of sales	(27,242,987)	(30,236,061)	(28,549,896)
Gross profit	13,175,609	13,714,681	10,918,601
Selling expenses	(1,850,143)	(1,575,890)	(1,350,570)
General and administrative expenses	(2,527,748)	(2,845,282)	(2,527,974)
Other operating income (expenses), net	3,161,271	1,549,834	3,924,377
Impairment	(1,493,752)	(3,155,400)
Impairment in associate		(4,672,396)
Interest in earnings (losses) of subsidiaries and associates	219,922	1,719,031	350,399
Interest in (losses) earnings of joint ventures	(10,885,023)	(1,229,980)	1,695,945
Financial results, net	(7,791,421)	(8,749,717)	(7,897,027)
Finance expense	(8,949,615)	(7,637,116)	(11,337,430)
Finance income	3,583,317	2,655,899	3,028,134
Foreign exchange, net	2,397,352	(5,741,359)	1,777,438
Derivatives	(4,822,475)	1,972,859	(1,365,169)
Income taxes	(2,203,116)	(3,190,522)	(274,426)
(Loss) profit for the year from continued operations	(10,194,401)	(8,435,641)	4,839,325
Profit for the year from discontinued operations, net of tax		273,875	45,419
(Loss) profit for the year	(10,194,401)	(8,161,766)	4,884,744
Profit (loss) attributable to:
Owners of the Company	(9,722,125)	(9,423,795)	1,094,391
Non-controlling interests	(472,276)	1,262,029	3,790,353
(Loss) profit for the year	(10,194,401)	(8,161,766)	4,884,744
Other select data
Depreciation and amortization	3,890,832	3,868,583	3,364,943
EBITDA	3,690,968	7,647,056	16,421,140
Additions to fixed assets, intangible assets and contract assets	8,459,867	7,834,521	6,267,962
Reconciliation of EBITDA
Profit (loss) for the year	(10,194,401)	(8,161,766)	4,884,744
Income taxes	2,203,116	3,190,522	274,426
Financial result, net	7,791,421	8,749,717	7,897,027
Depreciation and amortization	3,890,832	3,868,583	3,364,943
EBITDA	3,690,968	7,647,056	16,421,140
Compass [member]
Disclosure of operating segments [line items]
Financial results, net	(1,637,661)	(854,169)
Reconciliation of EBITDA
Financial result, net	1,637,661	854,169
Operating segments [member]
Disclosure of operating segments [line items]
Net sales	269,231,207	295,210,951	261,223,087
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Net sales	228,802,047	251,198,776	221,693,298
Cost of sales	(219,595,323)	(237,636,637)	(202,926,764)
Gross profit	9,206,724	13,562,139	18,766,534
Selling expenses	(6,034,060)	(6,634,623)	(5,773,538)
General and administrative expenses	(2,351,926)	(3,020,473)	(2,815,532)
Other operating income (expenses), net	(1,468,576)	2,029,354	1,968,248
Impairment	(6,496,680)
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	(24,276)	(235,631)	(219,896)
Interest in (losses) earnings of joint ventures	(177,680)
Financial results, net	(9,129,988)	(7,273,308)	(5,962,849)
Finance expense	(8,263,562)	(4,741,898)	(6,241,261)
Finance income	3,009,112	995,444	797,560
Foreign exchange, net	2,834,418	(4,974,022)	1,240,924
Derivatives	(6,709,956)	1,447,168	(1,760,072)
Income taxes	(5,838,506)	(1,102,531)	(1,936,598)
(Loss) profit for the year from continued operations		(2,675,073)	4,026,369
Profit for the year from discontinued operations, net of tax
(Loss) profit for the year	(22,314,968)	(2,675,073)	4,026,369
Profit (loss) attributable to:
Owners of the Company	(22,257,204)	(2,732,286)	3,863,605
Non-controlling interests	(57,764)	57,213	162,764
(Loss) profit for the year	(22,314,968)	(2,675,073)	4,026,369
Other select data
Depreciation and amortization	9,706,642	10,036,600	8,071,288
EBITDA	2,360,168	15,737,366	19,997,104
Additions to fixed assets, intangible assets and contract assets	9,876,006	12,349,347	11,396,056
Reconciliation of EBITDA
Profit (loss) for the year	(22,314,968)	(2,675,073)	4,026,369
Income taxes	5,838,506	1,102,531	1,936,598
Financial result, net	9,129,988	7,273,308	5,962,849
Depreciation and amortization	9,706,642	10,036,600	8,071,288
EBITDA	2,360,168	15,737,366	19,997,104
Operating segments [member] | Compass [member]
Disclosure of operating segments [line items]
Net sales	16,604,055	18,383,448	17,767,327
Cost of sales	(12,573,021)	(14,706,965)	(14,256,031)
Gross profit	4,031,034	3,676,483	3,511,296
Selling expenses	(231,057)	(195,472)	(164,399)
General and administrative expenses	(848,007)	(818,420)	(788,015)
Other operating income (expenses), net	658,043	858,402	607,226
Impairment		(6,155)
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	116,282	154,487	178,978
Interest in (losses) earnings of joint ventures
Financial results, net	(1,637,661)	(854,169)	(730,954)
Finance expense	(2,177,941)	(1,587,619)	(1,658,582)
Finance income	857,063	977,905	1,283,024
Foreign exchange, net	180,259	(578,412)	152,592
Derivatives	(497,042)	333,957	(507,988)
Income taxes	(628,927)	(966,578)	(859,311)
(Loss) profit for the year from continued operations	1,459,707	1,848,578	1,754,821
Profit for the year from discontinued operations, net of tax		273,875	45,419
(Loss) profit for the year	1,459,707	2,122,453	1,800,240
Profit (loss) attributable to:
Owners of the Company	1,129,707	1,730,597	1,410,630
Non-controlling interests	330,000	391,856	389,610
(Loss) profit for the year	1,459,707	2,122,453	1,800,240
Other select data
Depreciation and amortization	1,247,648	1,088,610	899,635
EBITDA	4,973,943	5,031,810	4,290,140
Additions to fixed assets, intangible assets and contract assets	2,197,125	2,135,908	2,317,889
Reconciliation of EBITDA
Profit (loss) for the year	1,459,707	2,122,453	1,800,240
Income taxes	628,927	966,578	859,311
Financial result, net	1,637,661	854,169	730,954
Depreciation and amortization	1,247,648	1,088,610	899,635
EBITDA	4,973,943	5,031,810	4,290,140
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Net sales	9,320,131	10,248,369	10,078,626
Cost of sales	(7,036,165)	(7,309,994)	(7,359,606)
Gross profit	2,283,966	2,938,375	2,719,020
Selling expenses	(1,560,734)	(1,331,412)	(1,144,957)
General and administrative expenses	(655,965)	(921,196)	(645,634)
Other operating income (expenses), net	916,112	84,081	(336)
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates
Interest in (losses) earnings of joint ventures
Financial results, net	(321,628)	(181,139)	(319,136)
Finance expense	(301,109)	(182,407)	(242,751)
Finance income	73,590	129,175	116,408
Foreign exchange, net	65,165	(212,224)	(155,618)
Derivatives	(159,274)	84,317	(37,175)
Income taxes	(103,783)	(194,579)	(332,090)
(Loss) profit for the year from continued operations	557,968	394,130	276,867
Profit for the year from discontinued operations, net of tax
(Loss) profit for the year	557,968	394,130	276,867
Profit (loss) attributable to:
Owners of the Company	390,394	275,921	193,888
Non-controlling interests	167,574	118,209	82,979
(Loss) profit for the year	557,968	394,130	276,867
Other select data
Depreciation and amortization	406,026	460,391	273,772
EBITDA	1,389,405	1,230,239	1,201,865
Additions to fixed assets, intangible assets and contract assets	146,112	186,040	177,971
Reconciliation of EBITDA
Profit (loss) for the year	557,968	394,130	276,867
Income taxes	103,783	194,579	332,090
Financial result, net	321,628	181,139	319,136
Depreciation and amortization	406,026	460,391	273,772
EBITDA	1,389,405	1,230,239	1,201,865
Operating segments [member] | Rumo [member]
Disclosure of operating segments [line items]
Net sales	13,847,776	13,936,389	10,937,716
Cost of sales	(7,562,149)	(7,533,536)	(6,838,433)
Gross profit	6,285,627	6,402,853	4,099,283
Selling expenses	(58,352)	(49,006)	(40,658)
General and administrative expenses	(637,450)	(661,678)	(559,973)
Other operating income (expenses), net	123,460	(146,740)	(100,780)
Impairment	(1,227,872)	(3,149,245)
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	101,526	40,348	75,333
Interest in (losses) earnings of joint ventures	(7,273)	(7,445)	1,266
Financial results, net	(3,025,182)	(2,577,844)	(2,555,382)
Finance expense	(3,281,087)	(3,242,246)	(3,621,093)
Finance income	1,468,558	1,102,136	1,190,685
Foreign exchange, net	686,037	(1,455,848)	368,259
Derivatives	(1,898,690)	1,018,114	(493,233)
Income taxes	(689,358)	(800,485)	(197,174)
(Loss) profit for the year from continued operations	865,126	(949,242)	721,915
Profit for the year from discontinued operations, net of tax
(Loss) profit for the year	865,126	(949,242)	721,915
Profit (loss) attributable to:
Owners of the Company	256,763	(291,680)	218,886
Non-controlling interests	608,363	(657,562)	503,029
(Loss) profit for the year	865,126	(949,242)	721,915
Other select data
Depreciation and amortization	2,213,331	2,303,380	2,175,834
EBITDA	6,792,997	4,732,467	5,650,305
Additions to fixed assets, intangible assets and contract assets	6,096,341	5,492,724	3,689,877
Reconciliation of EBITDA
Profit (loss) for the year	865,126	(949,242)	721,915
Income taxes	689,358	800,485	197,174
Financial result, net	3,025,182	2,577,844	2,555,382
Depreciation and amortization	2,213,331	2,303,380	2,175,834
EBITDA	6,792,997	4,732,467	5,650,305
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Net sales	653,785	1,441,809	743,411
Cost of sales	(82,216)	(746,956)	(153,470)
Gross profit	571,569	694,853	589,941
Selling expenses
General and administrative expenses	(96,000)	(73,201)	(74,355)
Other operating income (expenses), net	1,308,677	1,265,098	2,253,803
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates		21,531	20,015
Interest in (losses) earnings of joint ventures
Financial results, net	63,182	27,756	30,798
Finance expense	(4,032)	(27,130)	(6,776)
Finance income	67,214	54,886	37,577
Foreign exchange, net			(3)
Derivatives
Income taxes	(186,368)	(130,285)	(147,636)
(Loss) profit for the year from continued operations	1,661,060	1,805,752	2,672,566
Profit for the year from discontinued operations, net of tax
(Loss) profit for the year	1,661,060	1,805,752	2,672,566
Profit (loss) attributable to:
Owners of the Company	496,291	532,950	768,162
Non-controlling interests	1,164,769	1,272,802	1,904,404
(Loss) profit for the year	1,661,060	1,805,752	2,672,566
Other select data
Depreciation and amortization	272	273	275
EBITDA	1,784,518	1,908,554	2,789,679
Additions to fixed assets, intangible assets and contract assets	10,428	6,414	39,892
Reconciliation of EBITDA
Profit (loss) for the year	1,661,060	1,805,752	2,672,566
Income taxes	186,368	130,285	147,636
Financial result, net	(63,182)	(27,756)	(30,798)
Depreciation and amortization	272	273	275
EBITDA	1,784,518	1,908,554	2,789,679
Operating segments [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Selling expenses
Impairment
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Net sales	3,413	2,160	2,709
Cost of sales		(43)	(3,648)
Gross profit	3,413	2,117	(939)
Selling expenses			(556)
General and administrative expenses	(290,326)	(370,787)	(459,997)
Other operating income (expenses), net	154,979	(511,007)	1,164,464
Impairment	(265,880)
Impairment in associate		(4,672,396)
Interest in earnings (losses) of subsidiaries and associates	2,275,269	3,509,443	2,647,255
Interest in (losses) earnings of joint ventures	(10,877,750)	(1,222,535)	1,694,679
Financial results, net	(2,870,132)	(5,164,321)	(4,322,353)
Finance expense	(3,185,446)	(2,597,714)	(5,808,228)
Finance income	1,116,892	391,797	400,440
Foreign exchange, net	1,465,891	(3,494,875)	1,412,208
Derivatives	(2,267,469)	536,471	(326,773)
Income taxes	(594,680)	(1,098,595)	1,261,785
(Loss) profit for the year from continued operations	(12,465,107)	(9,528,081)	1,984,338
Profit for the year from discontinued operations, net of tax		241,010	20,384
(Loss) profit for the year	(12,465,107)	(9,287,071)	2,004,722
Profit (loss) attributable to:
Owners of the Company	(9,722,125)	(9,423,795)	1,094,391
Non-controlling interests	(2,742,982)	136,724	910,331
(Loss) profit for the year	(12,465,107)	(9,287,071)	2,004,722
Other select data
Depreciation and amortization	23,555	15,929	15,427
EBITDA	(8,976,740)	(3,008,226)	5,080,717
Additions to fixed assets, intangible assets and contract assets	9,861	13,435	42,333
Reconciliation of EBITDA
Profit (loss) for the year	(12,465,107)	(9,287,071)	2,004,722
Income taxes	594,680	1,098,595	(1,261,785)
Financial result, net	2,870,132	5,164,321	4,322,353
Depreciation and amortization	23,555	15,929	15,427
EBITDA	(8,976,740)	(3,008,226)	5,080,717
Deconsolidation of joint venture [member]
Disclosure of operating segments [line items]
Net sales	(228,802,047)	(251,198,776)	(221,693,298)
Cost of sales	219,595,323	237,636,637	202,926,764
Gross profit	(9,206,724)	(13,562,139)	(18,766,534)
Selling expenses	6,034,060	6,634,623	5,773,538
General and administrative expenses	2,351,926	3,020,473	2,815,532
Other operating income (expenses), net	1,468,576	(2,029,354)	(1,968,248)
Impairment	6,496,680
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	24,276	235,631	219,896
Interest in (losses) earnings of joint ventures	177,680
Financial results, net	9,129,988	7,273,308	5,962,849
Finance expense	8,263,562	4,741,898	6,241,261
Finance income	(3,009,112)	(995,444)	(797,560)
Foreign exchange, net	(2,834,418)	4,974,022	(1,240,924)
Derivatives	6,709,956	(1,447,168)	1,760,072
Income taxes	5,838,506	1,102,531	1,936,598
(Loss) profit for the year from continued operations	22,314,968	2,675,073	(4,026,369)
Profit for the year from discontinued operations, net of tax
(Loss) profit for the year	22,314,968	2,675,073	(4,026,369)
Profit (loss) attributable to:
Owners of the Company	22,257,204	2,732,286	(3,863,605)
Non-controlling interests	57,764	(57,213)	(162,764)
(Loss) profit for the year	22,314,968	2,675,073	(4,026,369)
Other select data
Depreciation and amortization	(9,706,642)	(10,036,600)	(8,071,288)
EBITDA	(2,360,168)	(15,737,366)	(19,997,104)
Additions to fixed assets, intangible assets and contract assets	(9,876,006)	(12,349,347)	(11,396,056)
Reconciliation of EBITDA
Profit (loss) for the year	22,314,968	2,675,073	(4,026,369)
Income taxes	(5,838,506)	(1,102,531)	(1,936,598)
Financial result, net	(9,129,988)	(7,273,308)	(5,962,849)
Depreciation and amortization	(9,706,642)	(10,036,600)	(8,071,288)
EBITDA	(2,360,168)	(15,737,366)	(19,997,104)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net sales	(10,564)	(61,433)	(61,292)
Cost of sales	10,564	61,433	61,292
Gross profit
Selling expenses
General and administrative expenses
Other operating income (expenses), net
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	(2,273,155)	(2,006,778)	(2,571,182)
Interest in (losses) earnings of joint ventures
Financial results, net
Finance expense
Finance income
Foreign exchange, net
Derivatives
Income taxes
(Loss) profit for the year from continued operations		(2,006,778)	(2,571,182)
Profit for the year from discontinued operations, net of tax		(241,010)	(20,384)
(Loss) profit for the year	(2,273,155)	(2,247,788)	(2,591,566)
Profit (loss) attributable to:
Owners of the Company	(2,273,155)	(2,247,788)	(2,591,566)
Non-controlling interests
(Loss) profit for the year	(2,273,155)	(2,247,788)	(2,591,566)
Other select data
Depreciation and amortization
EBITDA	(2,273,155)	(2,247,788)	(2,591,566)
Additions to fixed assets, intangible assets and contract assets
Reconciliation of EBITDA
Profit (loss) for the year	(2,273,155)	(2,247,788)	(2,591,566)
Income taxes
Financial result, net
Depreciation and amortization
EBITDA	R$ (2,273,155)	R$ (2,247,788)	R$ (2,591,566)